Taxation - Disclosure of Taxation (Expense)/Credit (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Major components of tax (expense) income
Prior year tax	R 10	R (4)	R 5
Total taxation (expense)/credit	46	(1,258)	R (255)
Temporary Differences Excluding Hedge Accounted Derivatives [Member]
Major components of tax (expense) income
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	(386)	55
Derivative Financial Instruments [Member] | Temp differences related to hedge accounted derivatives [Member]
Major components of tax (expense) income
Deferred tax expense (income) relating to origination and reversal of temporary differences	R (170)	R 782
Randfontein
Major components of tax (expense) income
Deferred Tax Rate	8.70%	5.10%	10.10%
Mine Waste Solutions
Major components of tax (expense) income
Deferred tax assets	R 24	R 97
Parent [member]
Major components of tax (expense) income
Deferred tax assets	179	175
South Africa
Major components of tax (expense) income
Deferred tax (expense) income	353	(714)	R (197)
Deferred tax - current year	R 353	R (714)	R (197)
Revenue exempt from taxation (as a percent)	5.00%	5.00%	5.00%
Australian entities and PNG operation
Major components of tax (expense) income
Applicable taxation rate	30.00%	30.00%	30.00%
Mining Products | Unredeemed capital expenditure2
Major components of tax (expense) income
Deferred tax expense (income) relating to origination and reversal of temporary differences	R 86	R 301
Mining Products | South Africa
Major components of tax (expense) income
Current tax (expense) credit and adjustments of prior periods	(182)	(464)	R (56)
Current year tax	(194)	(467)	(61)
Prior year tax	R 12	R 3	R 5
Applicable taxation rate	34.00%	34.00%	34.00%
Non-Mining Services | South Africa
Major components of tax (expense) income
Current tax (expense) credit and adjustments of prior periods	R (125)	R (80)	R (2)
Current year tax	(121)	(81)	(2)
Prior year tax	R (4)	R 1	R 0
Applicable taxation rate	28.00%	28.00%	28.00%